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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                                REGISTRATION NO.
                                    811-07696


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger                         JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST        DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200                CLINE, WILLIAMS, WRIGHT,
WEST DES MOINES, IOWA 50266                  JOHNSON & OLDFATHER
                                           1900 U.S. BANK BUILDING,
                                           233 S. 13TH STREET
                                           LINCOLN, NEBRASKA 68508

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30
DATE OF REPORTING PERIOD: 12/31/2006

ITEM 1. REPORTS TO UNITHOLDERS.

                      Iowa Public Agency Investment Trust


                                 www.IPAIT.org

                          Semi-Annual Financial Report
                                Diversified Fund
                       Direct Government Obligation Fund


                               December 31, 2006




                                Sponsored by the
                     Iowa Association of Municipal Utilities
                       Iowa State Association of Counties
                              Iowa League of Cities

Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2006.

For the first time in 3 1/2 years, the Federal Reserve kept its overnight rate constant for six consecutive months. The Federal Reserve's last move occurred on June 29, and has since kept the base rate at 5.25 percent. This constant level led to relatively consistent IPAIT fund yields with the Diversified Fund offering a 7-day yield of 4.537 percent on June 30, and 4.757 percent on December 31. The Direct Government Obligation Fund offered 4.349 and 4.524 percent during the same time period. It is anticipated that short-term interest rates will remain constant the first half of 2007. While the portfolio was constructed to take advantage of Federal Reserve rate increases in 2006, it is now being managed to produce competitive yields in a more challenging, flat interest rate environment. We encourage you to visit the website, www.IPAIT.org, to compare IPAIT yields to those provided by your financial institution.

The IPAIT Fixed-Term Automated (FTA) program saw excellent activity. In the last six months of 2006, IPAIT solicited 429 competitive bids on behalf of participants, up from 310 in the same period last year. The FTA program ended the year at a 2-year high, helped in large part by one of the biggest Flexible Withdrawal Certificates (Flex-CD's) in program history, $50.3 million. While the IPAIT FTA program did not always provide the highest bid, utilizing the program helped insure many local public entities received a more competitive rate, the principle on which IPAIT was founded.

In October, the Board of Trustees approved new service contracts with WB Capital and Wells Fargo effective January 1, 2007. The new contracts reflect a 25 percent fee decrease, and include participation by all IPAIT service providers and sponsors. This new fee structure will allow IPAIT to be more competitive, and places total program fees well within the lower half of comparable association-sponsored programs in the country. We appreciate this commitment made by the service providers and program sponsors.

The Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides. As always, we welcome any comments or suggestions that you may have.

Sincerely,


/s/ Tom Hanafan
Tom Hanafan, ChairBoard
of Trustees

Management Report

To Iowa Public Agency Investment Trust Participants:

Since pausing in June, the Federal Reserve has expressed concern that inflation pressures will increase even as economic growth is slowing. While recent Federal Reserve meeting minutes reflect similar concerns, there is growing acknowledgment that the inflation picture is improving. Declines in housing activity have yet to affect consumer spending, which increases the probability of continued economic expansion and thus range-bound interest rates.

Overnight rates remain at 5.25 percent, but market expectations for a near-term rate cut have decreased. Although core inflation numbers have come off their highs, they remain above Federal Reserve targets and will keep the Federal Reserve's attention. The money market yield curve has flattened substantially over the past year and will not likely change much until the Federal Reserve's next move becomes clearer. Now that the Federal Reserve is on hold, there is less incentive to remain in short maturity positions. As market opportunities arise we will invest in some longer maturity assets to maintain an optimal yield.

We appreciate your confidence in the IPAIT program and we work hard to preserve that trust. Thank you for allowing us to serve you by providing good yield within an investing framework that emphasizes the important tenets of safety and liquidity. Here is to a prosperous 2007.

Sincerely,



/s/ Jeffrey D. Lorenzen
Jeffrey D. Lorenzen, CFAChief
Investment OfficerWB Capital Management Inc.

Management's Discussion & Analysis

This section of the IPAIT Diversified Portfolio's semi-annual financial report presents management's discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2006 and December 31, 2005. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management's Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management's Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

Overview of the Financial Statements

The Management's Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT's Diversified Portfolio. The following components comprise the basic financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

o The Schedule of Investments lists each security held by the portfolio as of December 31.
o The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
o The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2006 and December 31, 2005.
o The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2006 and December 31, 2005.
o The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

Condensed Financial Information and Financial Analysis

Year-over-year changes in most financial statement amounts reported in IPAIT's Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve's Federal Open Market Committee has not changed the Federal Funds target rate. In the preceding twelve months, the Federal Funds target rate was increased eight times, from 3.25 percent to 5.25 percent.

Condensed financial information and changes explanations for the six-month period ended December 31, 2006, as compared to the same period ended December 31, 2005 follows.

                                              December 31, Percent  December 31,
                                                  2006      Change      2005
Net Assets                                    ------------- ------  ------------
Total Investments                             $245,236,083    1%   $242,882,755
Excess of total liabilities over other assets      (77,806)  68%      (246,615)
                                              -------------         ------------
Net assets held in trust for pool
 participants                                 $245,158,277    1%   $242,636,140
                                              =============         ============

Diversified Portfolio

Total investments and net assets as of December 31, 2006 increased 1 and 1 percent, respectively, compared to December 31, 2005. During the six-month period ended December 31, 2006, average net assets increased 1 percent to $234,560,807 from average net assets of $233,119,144 during the same period in the prior year.
                                            December 31,  Percent  December 31,
Change in Net Asset for the periods ended      2006       Change      2005
                                           -------------  ------  ------------
Investment Income                           $6,219,811      42%    $4,375,705
Total Expenses                                (569,781)     -1%      (577,853)
Dividends to unitholders from
net investment income                       (5,650,030)     49%    (3,797,852)
Net increase (decrease) in assets
derived from unit transactions              41,676,736      21%    12,968,174

Net assets held in trust for pool
participants at beginning of period        203,481,541    -11%   229,667,966
                                         --------------          -------------
Net assets held in trust for pool
participants at end of period             $245,158,277      1%  $242,636,140
                                         ==============          =============


Investment income and net investment income increased 42 percent and 49 percent, respectively, during the six-month period ended December 31, 2006 compared to the same period in the prior year due to the higher interest rate environment. With the increase in Fed Fund rates, money market fund returns improved during 2006. Total expenses are derived based on net assets held by the Fund. These expenses decreased 1 percent during the six-month period ended December 31, 2006 compared to the same period in the prior year due to a reduction in the investment adviser and administration fees effective November 1, 2005. During the six-month period ended December 31, 2006 compared to the same period in the prior year, units sold and redeemed increased 10 percent and 5 percent, respectively.

Condensed financial information and changes explanations for the six-month period ended December 31, 2005, as compared to the same period ended December 31, 2004 follows.

                                              December 31, Percent  December 31,
                                                  2005      Change      2004
Net Assets                                    ------------- ------  ------------
Total Investments                             $242,882,755     10%  $221,088,413
Excess of total liabilities over other assets     (246,615)  -150%       493,757
                                              -------------         ------------
Net assets held in trust for pool
 participants                                 $242,636,140    10%   $221,582,170
                                              =============         ============

Diversified Portfolio

Total investments and net assets as of December 31, 2005 increased 10 percent and 10 percent, respectively, compared to December 31, 2004, due to an increase in aggregate participant balances. During the six-month period ended December 31, 2005, average net assets increased 9 percent compared to the average net assets for the same period in the prior year.

                                            December 31,  Percent  December 31,
Change in Net Asset for the periods ended      2005       Change      2004
                                           -------------  ------  ------------
Investment Income                            $4,375,705     142%    $1,804,447
Total Expenses                                 (577,853)     12%      (514,287)
Dividends to unitholders from
net investment income                        (3,797,852)    194%    (1,290,160)
Net increase (decrease) in assets
derived from unit transactions               12,968,174     139%   (33,235,940)

Net assets held in trust for pool
participants at beginning of period         229,667,966     -10%   254,818,110
                                          --------------         -------------
Net assets held in trust for pool
participants at end of period              $242,636,140      10%  $221,582,170
                                          ==============         =============

Investment income and net investment income increased 142 percent and 194 percent, respectively, during the six-month period ended December 31, 2005 compared to the same period in 2004 due to increased balances and rising market rates resulting in a higher rate of return on assets. Total expenses are derived based on net assets held by the Fund. Total expenses increased 12 percent during the six-month period ended December 31, 2005 compared to same period in 2004 due to an increase in average net assets. Units sold and redeemed increased 9 percent and 1 percent, respectively, caused by an increase in participant gross inflows and outflows during the six-month period ending December 31, 2005 compared to the same period in 2004.

Contacting the Portfolio's Financial Management

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund's finances and to demonstrate the Fund's accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.


Iowa Public Agency  Investment Trust
Diversified Portfolio
Schedule of Investments (unaudited)
December 31, 2006
(Showing Percentage of Net Assets)

                                                          Yield at
      Par                                                 Time of               Amortized
     Value                            Description         Purchase  Due Date       Cost
     -----                            -----------         --------  --------       ----
DISCOUNTED GOVERNMENT SECURITIES - 4.71%
  $3,000,000 Federal Home Loan Bank                          5.24%   10/05/07   $2,885,220
   3,000,000 Federal Home Loan Bank                          5.22%   10/05/07    2,885,221
   3,000,000 Federal Home Loan Mortgage Corporation          5.22%   06/26/07    2,926,241
   3,000,000 Federal Home Loan Mortgage Corporation          5.10%   12/11/07    2,860,938
                                                                               ------------
             TOTAL (cost - $11,557,620)                                        $11,557,620
                                                                               ------------

COUPON SECURITIES - 21.36%
  $1,000,000 Federal Farm Credit Bank, 4.20%                 5.18%   08/28/07     $993,748
     500,000 Federal Home Loan Bank, 4.30%                   5.32%   01/18/07      499,772
   3,000,000 Federal Home Loan Bank, 2.62%                   5.20%   02/07/07    2,992,468
   4,000,000 Federal Home Loan Bank, 4.88%                   5.56%   02/15/07    3,996,706
   3,500,000 Federal Home Loan Bank, 4.25%                   5.30%   04/16/07    3,489,653
   3,000,000 Federal Home Loan Bank, 4.63%                   5.18%   07/18/07    2,991,018
   1,800,000 Federal Home Loan Bank, 2.30%                   5.18%   07/24/07    1,771,861
   1,000,000 Federal Home Loan Bank, 4.25%                   5.18%   09/14/07      993,664
   1,800,000 Federal Home Loan Bank, 3.95%                   5.14%   09/24/07    1,784,944
     500,000 Federal Home Loan Bank, 3.25%                   5.30%   10/19/07      492,129
   2,000,000 Federal Home Loan Bank, Step Coupon             5.16%   10/22/07    1,988,944
   4,500,000 Federal Home Loan Bank, 4.63%                   5.15%   10/24/07    4,481,478
   1,000,000 Federal Home Loan Bank, 3.80%                   5.18%   11/13/07      988,498
   3,000,000 Federal Home Loan Mortgage Corporation, 4.88%   5.56%   03/15/07    2,995,955
   2,500,000 Federal Home Loan Mortgage Corporation, 4.13%   5.39%   04/02/07    2,492,389
   3,000,000 Federal Home Loan Mortgage Corporation, 5.25%   5.26%   04/27/07    2,999,952
     500,000 Federal Home Loan Mortgage Corporation, 3.00%   5.28%   08/15/07      493,109
   3,000,000 Federal Home Loan Mortgage Corporation, 4.00%   5.18%   08/17/07    2,978,590
   3,000,000 Federal Home Loan Mortgage Corporation, 5.00%   5.14%   09/07/07    2,997,277
   2,347,000 Federal Home Loan Mortgage Corporation, 3.00%   5.26%   09/18/07    2,310,426
   2,150,000 Federal National Mortgage Association, 2.63%    5.16%   01/19/07    2,147,411
   2,500,000 Federal National Mortgage Association, 3.63%    5.36%   03/15/07    2,491,490
   3,000,000 Federal National Mortgage Association, 4.75%    5.27%   08/03/07    2,990,981
                                                                               ------------
             TOTAL - (cost - $52,362,463)                                      $52,362,463
                                                                               ------------
See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Diversified Portfolio
Schedule of Investments (unaudited)
December  31, 2006
(Showing Percentage of Net Assets)


                                               Yield at
     Par                                        Time of             Amortized
    Value                    Description       Purchase   Due Date    Cost
    -----                    -----------       --------   --------    ----

CERTIFICATES OF DEPOSIT - 5.67%
      900,000 First State Bank-Ida Grove         5.57%    02/20/07     $900,000
    1,000,000 Union State Bank-Winterset         5.57%    02/21/07    1,000,000
      200,000 Farmers State Bank-Hawarden        5.42%    03/19/07      200,000
    1,000,000 Community State Bank-Ankeny        5.52%    03/26/07    1,000,000
    1,000,000 Ft Madison Bank & Trust            5.48%    04/23/07    1,000,000
      500,000 Farmers State Bank-Hawarden        5.43%    05/29/07      500,000
    2,000,000 Community State Bank-Ankeny        5.44%    06/29/07    2,000,000
    3,000,000 Freedom Bank-Elkader               5.78%    07/05/07    3,000,000
      800,000 Exchange Bank-Collins              5.81%    07/06/07      800,000
    1,000,000 St Ansgar State Bank               5.55%    09/07/07    1,000,000
    1,500,000 Union State Bank-Winterset         5.55%    09/07/07    1,500,000
    1,000,000 American Bank-LeMars               5.21%    12/06/07    1,000,000
                                                                    ------------
              TOTAL (cost - $13,900,000)                            $13,900,000
                                                                    ------------

REPURCHASE AGREEMENTS
(collateralized by U.S. Govt. Securities) - 68.29%
   58,416,000 Barclays Capital Inc.              5.25%    01/02/07  $58,416,000
   53,000,000 Bear Stearns and Company Inc.      4.85%    01/02/07   53,000,000
   56,000,000 J.P. Morgan Securities Inc.        5.15%    01/02/07   56,000,000
                                                                  --------------
              TOTAL (cost - $167,416,000)                          $167,416,000
                                                                  --------------

TOTAL INVESTMENTS - 100.03% (cost - $245,236,083)                  $245,236,083
                                                                  --------------

EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS - (0.03%)                 (77,806)
                                                                  --------------
     (Includes $64,147 payable to WB Capital and $992,665 dividends payable to unitholders)

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS - 100%              $245,158,277
                                                                  ==============
     Applicable to 245,158,277 outstanding units


See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Diversified Portfolio
Statement of Net Assets (unaudited)
December 31, 2006

ASSETS:

Investments in securities at amortized cost:
            Discounted Government Securities                     $  11,557,620
            Coupon Securities                                       52,362,463
            Certificates of Deposit                                 13,900,000
            Repurchase Agreements                                  167,416,000

Cash                                                                       806
Interest Receivable                                                  1,014,092
                                                                ---------------
            Total Assets                                           246,250,981
                                                                ---------------

LIABILITIES:

            Investment advisory, administrative,
              and program support fees payable                          64,147
            Custody fees payable                                         9,969
            Distribution fees payable                                   20,739
            Other fees and expenses payable                              5,184
            Dividends payable                                          992,665
            Other accrued expenses                                      ----
            Securities payable                                          ----
                                                                ---------------
            Total liabilities                                        1,092,704
                                                                ---------------

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS                   $ 245,158,277
                                                                ===============

Shares of beneficial interest outstanding                          245,158,277
                                                                ===============

Net asset value - offering and redemption price per share        $        1.00
                                                                ===============


See notes to accompanying basic financial statements.

Iowa Public Agency Investment Trust
Diversified Portfolio
Statements of Operations (unaudited)
For the Six Months ended December 31,


                                                      2006             2005
                                                   -------------   -------------
INVESTMENT INCOME:
      Interest                                       $6,219,811      $4,375,705
                                                   -------------   -------------

EXPENSES:
      Investment advisory, administrative,
            and program support fees                    364,987         374,292
      Custody fees                                       56,988          56,664
      Distribution fees                                 118,244         117,518
      Other fees and expenses                            29,562          29,379
                                                   -------------   -------------

             Total expenses                             569,781         577,853
                                                   -------------   -------------

NET INVESTMENT INCOME                                $5,650,030      $3,797,852
                                                   =============   =============

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31,

ADDITIONS:                                              2006          2005
                                                   -------------- -------------
From Investment Activities:
      Net investment income                        $  5,650,030    $  3,797,852
From Unit Transactions:
      (at constant net asset value of $1
      per unit)
      Units sold                                    629,111,121     574,115,709
      Units issued in reinvestment
         of dividends from net
         investment income                            5,169,169       3,410,886
                                                  --------------  --------------
TOTAL ADDITIONS                                     639,930,320     581,324,447
                                                  --------------  --------------
DEDUCTIONS:
Dividends to unitholders from:
      Net investment income                          (5,650,030)     (3,797,852)

From Unit Transactions:
      Units redeemed                               (592,603,554)   (564,558,421)
                                                  --------------  --------------
TOTAL DEDUCTIONS                                   (598,253,584)   (568,356,273)

Net decrease in net assets                           41,676,736      12,968,174

Net assets held in trust for pool participants
at beginning of period                              203,481,541     229,667,966
                                                  --------------  --------------
Net assets held in trust for pool participants
at end of period                                   $245,158,277    $242,636,140
                                                  ==============  ==============


See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Diversified Portfolio
Notes to Financial Statements (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates. In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board
(GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on an accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at

Iowa Public Agency Investment Trust
Diversified Portfolio
Notes to Financial Statements (unaudited) (continued)

federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2006 and December 31, 2005, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $172,010,789 and $166,820,199, respectively.

Certificate of deposit amounts up to $100,000 are insured by the Federal Depository Insurance Company (FDIC). For public funds deposited in Iowa financial institutions in excess of the $100,000 FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. As of December 31, 2006, public funds invested in certificates of deposit not covered by FDIC insurance were $12,800,000. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as Category One. Category One consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description. As of December 31, 2006, the Diversified Portfolio security credit ratings were 23.7 percent AAA, 5.7 percent not rated (representing all Certificates of Deposit from Iowa financial institutions), and 70.6 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

IPAIT's exposure to interest rate risk is mitigated by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence any significant change in market interest rates would not present long term risk to IPAIT.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of the Diversified Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.


Income Taxes

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

Fees and Expenses

Under separate agreements with IPAIT, WB Capital and Wells Fargo are paid an annual fee for operating the investment program.

Iowa Public Agency Investment Trust
Diversified Portfolio
Notes to Financial Statements (unaudited) (continued)

During the period of July 1, 2006 to December 31, 2006, WB Capital received
0.250 percent of the average daily net asset value up to $100 million, 0.215 percent from $100 to $250 million, and 0.170 percent exceeding $250 million for investment adviser and administrative fees. WB Capital also received 0.080 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2006 and 2005, the Diversified Portfolio paid $364,987 and $374,292, respectively, to WB Capital for services provided.

Wells Fargo received 0.050 percent of the average daily net asset value up to $150 million, 0.045 percent from $150 to $300 million, and 0.040 percent exceeding $300 million for custodial services. For the six-month periods ended December 31, 2006 and 2005, the Diversified Portfolio paid $56,988 and $56,664, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively received an annual fee of 0.100 percent of the daily net asset value of the portfolio. For the six-month periods ended December 31, 2006 and 2005, the Diversified Portfolio paid $62,250 and $65,043 to the Iowa League of Cities, $39,910 and $35,429 to the Iowa State Association of Counties, and $16,084 and $17,045 to the Iowa Association of Municipal Utilities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent on the average daily net asset value, and amounted to $29,562 and $29,379, for the six-month periods ended December 31, 2006 and December 31, 2005, respectively. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $20,148,179,850 and $19,490,575,000, for the six-month periods ended December 31, 2006 and December 31, 2005, respectively. Proceeds from maturities of securities for the Diversified Portfolio aggregated $20,113,192,000 and $19,477,474,000 for the six-month periods ended December 31, 2006 and December 31, 2005, respectively.

Iowa Public Agency Investment Trust
Diversified Portfolio
Financial Highlights (unaudited)

                                         Six Months Ended
                                           December 31,                Year Ended June 30,
                                               2006      -----------------------------------------------
                                           (unaudited)      2006      2005      2004      2003    2002
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.000      $1.000    $1.000    $1.000    $1.000    $1.000
Net Investment Income                          0.480       0.370     0.017     0.006     0.009     0.021
Dividends Distributed                         (0.480)     (0.370)   (0.017)   (0.006)   (0.009)   (0.021)
                                           -------------------------------------------------------------
Net Asset Value, End of Period                $1.000      $1.000    $1.000    $1.000    $1.000    $1.000


Total Return                                   2.43% *     3.76%     1.70%     0.60%     0.95%     2.14%
Ratio of Expenses to Average Net Assets        0.48% **    0.49%     0.48%     0.48%     0.56%     0.56%
Ratio of Net Income to Average Net Assets      4.78% **    3.70%     1.71%     0.59%     0.94%     2.07%
Net Assets, End of Period (000 Omitted)     $245,158    $203,482  $229,668  $254,818  $245,025  $253,948

* Not Annualized
** Annualized



See accompanying notes to financial statements.

Management's Discussion & Analysis

This section of the IPAIT Direct Government Obligation Portfolio's semi-annual Financial Report presents management's discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2006 and December 31, 2005. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements - and Management's Discussion and Analysis - for State and Local Governments, Statement No. 37, Basic Financial Statements - and Management's Discussion and Analysis - for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

Overview of the Financial Statements

The Management's Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT's Direct Government Obligation Portfolio. The following components comprise the basic financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

o The Schedule of Investments lists each security held by the portfolio as of December 31.
o The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
o The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2006 and December 31, 2005.
o The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2006 and December 31, 2005.
o The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

Condensed Financial Information and Financial Analysis

Year-over-year changes in most financial statement amounts reported in IPAIT's Direct Government Obligation Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve's Federal Open Market Committee has not changed the Federal Funds target rate. In the preceding twelve months, the Federal Funds target rate was increased eight times, from 3.25 percent to 5.25 percent.

Condensed financial information and changes explanations for the six-month period ended December 31, 2006, as compared to the same period ended December 31, 2005 follows.

                                              December 31, Percent  December 31,
                                                  2006      Change      2005
Net Assets                                    ------------- ------  ------------
Total Investments                              $21,880,888     65%  $13,295,032
Excess of total liabilities over other assets       (7,230)    75%      (28,851)
                                              -------------         ------------
Net assets held in trust for pool
 participants                                  $21,873,658     65%  $13,266,181
                                              =============         ============

Direct Government Obligation Portfolio

Total investments and net assets as of December 31, 2006 increased 65 and 65 percent, respectively, compared to December 31, 2005. During the six-month period ended December 31, 2006, average net assets increased 39 percent to $20,834,458 from average net assets of $14,973,492 during the same period in the prior year. The DGO portfolio experienced a net purchase of assets in this six-month period partially due to the transfer of assets from the Diversified portfolio.

                                            December 31,  Percent  December 31,
Change in Net Asset for the periods ended      2006       Change      2005
                                           -------------  ------  ------------
Investment Income                            $540,108      101%      $268,568
Total Expenses                                (53,039)      37%       (38,612)
Dividends to unitholders from
net investment income                        (487,069)     112%      (229,956)
Net increase (decrease) in assets
derived from unit transactions              4,924,503      422%    (1,529,502)

Net assets held in trust for pool
participants at beginning of period        16,949,155       15%    14,795,683
                                         --------------          -------------
Net assets held in trust for pool
participants at end of period             $21,873,658       65%   $13,266,181
                                         ==============          =============

Investment income and net investment income increased 101 percent and 112 percent, respectively, during the six-month period ended December 31, 2006 compared to the same period in the prior year due to the higher interest rate environment and higher average net assets. With the increase in Fed Fund rates, money market fund returns have improved during 2006. Total expenses are derived based on net assets held by the Fund. These expenses increased 37 percent during the six-month period ended December 31, 2006 compared to the same period in the prior year due to an increase in average net assets. During the six-month period ended December 31, 2006 compared to the same period in the prior year, units sold and redeemed decreased 14 percent and 42 percent, respectively.

Condensed financial information and changes explanations for the six-month period ended December 31, 2005, as compared to the same period ended December 31, 2004 follows.

                                              December 31, Percent  December 31,
                                                  2005      Change      2004
Net Assets                                    ------------- ------  ------------
Total Investments                              $13,295,032    -40%  $22,131,039
Excess of total liabilities over other assets      (28,851)  -211%       25,983
                                              -------------        ------------
Net assets held in trust for pool
 participants                                  $13,266,181    -40%  $22,157,021
                                              =============         ============

Direct Government Obligation Portfolio

Total investments and net assets as of December 31, 2005 declined 40 percent and 40 percent, respectively, compared to December 31, 2004, due to lower aggregate participant balances. During the six-month period ended December 31, 2005, average net assets decreased 52 percent compared to the average net assets for the same period in the prior year.

                                            December 31,  Percent  December 31,
Change in Net Asset for the periods ended      2005       Change      2004
                                           -------------  ------  ------------
Investment Income                            $268,568       12%      $238,792
Total Expenses                                (38,612)     -50%       (76,724)
Dividends to unitholders from
net investment income                        (229,956)      42%      (162,068)
Net increase (decrease) in assets
derived from unit transactions             (1,529,502)      90%   (15,375,227)

Net assets held in trust for pool
participants at beginning of period        14,795,683      -61%    37,532,248
                                         -------------           -------------
Net assets held in trust for pool
participants at end of period             $13,266,181      -40%   $22,157,021
                                         =============           =============

Investment income and net investment income increased 12 percent and 42 percent, respectively, during the six-month period ended December 31, 2005 compared to the same period in 2004 primarily due to realizing a higher rate of return on assets and lower average net assets resulting in a decrease to expenses. Total expenses are derived based on net assets held by the Fund. Total expenses decreased 50 percent during the six-month period ended December 31, 2005 compared to same period in 2004 due to lower average net assets. Units sold increased 135 percent, caused by an increase in participant gross inflows during the six-month period December 31, 2005 compared to the same period in 2004. Units redeemed decreased 12 percent during the six-month period ended December 31, 2005 compared to the same period in the prior year.

Contacting the Portfolio's Financial Management

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund's finances and to demonstrate the Fund's accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Schedule of Investments (unaudited)
December 31, 2006
(Showing Percentage of Net Assets)

                                               Yield at
    Par                                         Time of             Amortized
   Value                    Description        Purchase  Due Date      Cost
   -----                    -----------        --------  --------      ----

DISCOUNTED GOVERNMENT SECURITIES - 2.27%
    250,000 United States Treasury Bill          5.10%  01/18/07       $249,420
    250,000 United States Treasury Bill          5.17%  02/15/07        248,444
                                                                  --------------
            TOTAL (cost - $497,864)                                    $497,864
                                                                  --------------

COUPON SECURITIES - 32.50%
    500,000 United States Treasury Note, 3.00%   5.03%  12/31/06       $500,000
    250,000 United States Treasury Note, 6.25%   5.15%  02/15/07        250,327
    200,000 United States Treasury Note, 2.25%   5.35%  02/15/07        199,262
    300,000 United States Treasury Note, 2.25%   5.03%  02/15/07        298,996
    400,000 United States Treasury Note, 2.25%   5.31%  02/15/07        398,538
    300,000 United States Treasury Note, 3.75%   5.15%  03/31/07        298,994
    300,000 United States Treasury Note, 3.63%   5.07%  04/30/07        298,618
    300,000 United States Treasury Note, 3.63%   5.01%  06/30/07        297,999
    200,000 United States Treasury Note, 3.63%   5.07%  06/30/07        198,604
    200,000 United States Treasury Note, 3.63%   5.07%  06/30/07        198,604
    300,000 United States Treasury Note, 3.88%   4.95%  07/31/07        298,174
    600,000 United States Treasury Note, 3.88%   5.06%  07/31/07        595,995
    300,000 United States Treasury Note, 6.13%   4.95%  08/15/07        302,105
    300,000 United States Treasury Note, 3.25%   4.99%  08/15/07        296,859
    300,000 United States Treasury Note, 4.00%   4.94%  09/30/07        297,981
    300,000 United States Treasury Note, 4.00%   4.94%  09/30/07        297,962
    500,000 United States Treasury Note, 4.00%   4.95%  09/30/07        496,565
    300,000 United States Treasury Note, 4.25%   4.92%  10/31/07        298,399
    600,000 United States Treasury Note, 4.25%   5.01%  10/31/07        596,336
    200,000 United States Treasury Note, 3.00%   5.00%  11/15/07        196,640
    500,000 United States Treasury Note, 3.00%   4.89%  11/15/07        492,066
                                                                  --------------
            TOTAL (cost - $7,109,024)                                $7,109,024
                                                                  --------------

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Schedule of Investments (unaudited) (continued)
December 31, 2006
(Showing Percentage of Net Assets)

                                               Yield at
    Par                                         Time of             Amortized
   Value                    Description        Purchase  Due Date      Cost
   -----                    -----------        --------  --------      ----

REPURCHASE AGREEMENTS
(collateralized by U.S. Govt. Securities) - 65.26%
  8,274,000 Barclays Capital, Inc.               4.80%  01/02/07     $8,274,000
  6,000,000 Bear Stearns and Company, Inc.       4.60%  01/02/07      6,000,000
                                                                  --------------
            TOTAL (cost - $14,274,000)                              $14,274,000
                                                                  --------------

TOTAL INVESTMENTS - 100.03% (cost - $21,880,888)                    $21,880,888

EXCESS OF TOTAL LIABILITIES OVER OTHER ASSETS - (0.03%)                  (7,230)
                                                                  --------------
            (Includes $6,268 payable to WB Capital and $88,374 dividends payable to unitholders)

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS - 100%               $21,873,658
                                                                  ==============
            Applicable to 21,873,658 outstanding units



See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Statement of Net Assets (unaudited)
December 31, 2006

ASSETS:

Investments in securities at amortized cost:
            Discounted Government Securities                      $    497,864
            Coupon Securities                                        7,109,024
            Repurchase Agreements                                   14,274,000

Cash                                                                       845
Interest Receivable                                                     89,891
                                                                  -------------
            Total Assets                                            21,971,624
                                                                  -------------
IABILITIES:

            Investment advisory, administrative,
              and program support fees payable                           6,268
            Custody fees payable                                           950
            Distribution fees payable                                    1,899
            Other fees and expenses payable                                475
            Dividends payable                                           88,374
            Other accrued expenses                                       ----
            Securities payable                                           ----
                                                                  -------------
            Total liabilities                                           97,966
                                                                  -------------

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS                    $ 21,873,658
                                                                  =============

Shares of beneficial interest outstanding                           21,873,658
                                                                  =============

Net asset value - offering and redemption price per share               $ 1.00
                                                                  =============


See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Statements of Operations (unaudited)
For the Six Months ended December 31,

                                                        2006            2005
                                                   -------------   -------------
INVESTMENT INCOME:
      Interest                                         $540,108        $268,568
                                                   -------------   -------------
EXPENSES:
      Investment advisory, administrative,
            and program support fees                     34,659          25,403
      Custody fees                                        5,251           3,774
      Distribution fees                                  10,503           7,548
      Other fees and expenses                             2,626           1,887
                                                   -------------   -------------
             Total expenses                              53,039          38,612
                                                   -------------   -------------
NET INVESTMENT INCOME                                  $487,069        $229,956
                                                   =============   =============

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31,

ADDITIONS:                                             2006             2005
                                                   -------------   -------------
From Investment Activities:
      Net investment income                            $487,069        $229,956
From Unit Transactions:
      (at constant net asset value of $1
      per unit)
      Units sold                                     16,546,916      19,166,726
      Units issued in reinvestment
         of dividends from net
         investment income                              460,255         219,212
                                                   -------------   -------------
TOTAL ADDITIONS                                      17,494,240      19,615,894
                                                   -------------   -------------
DEDUCTIONS:
Dividends to unitholders from:
      Net investment income                            (487,069)       (229,956)

From Unit Transactions:
      Units redeemed                                (12,082,668)    (20,915,440)
                                                   -------------   -------------
TOTAL DEDUCTIONS                                    (12,569,737)    (21,145,396)

Net decrease in net assets                            4,924,503      (1,529,502)

Net assets held in trust for pool participants
at beginning of period                               16,949,155      14,795,683
                                                   -------------   -------------
Net assets held in trust for pool participants
at end of period                                    $21,873,658     $13,266,181
                                                   =============   =============


See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Notes to Financial Statements (unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on an accrual basis.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Notes to Financial Statements (unaudited) (continued)

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2006 and December 31, 2005, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $15,025,910 and $7,521,300, respectively.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as Category One. Category One consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description. As of December 31, 2006, the Direct Government Obligation Portfolio security credit ratings were 32.5 percent AAA, and 67.5 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

IPAIT's exposure to interest rate risk is mitigated by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence any significant change in market interest rates would not present long term risk to IPAIT.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of the Direct Government Obligation Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

Fees and Expenses

Under separate agreements with IPAIT, WB Capital and Wells Fargo are paid an annual fee for operating the investment program.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Notes to Financial Statements (unaudited) (continued)

During the period of July 1, 2006 to December 31, 2006, WB Capital received
0.250 percent of the average daily net asset value up to $100 million, 0.215 percent from $100 to $250 million and 0.170 percent exceeding $250 million for investment adviser and administrative fees. In addition, WB Capital received
0.080 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2006 and 2005, the DGO Portfolio paid $34,659 and $25,403, respectively, to WB Capital for services provided.

Wells Fargo received 0.050 percent of the average daily net asset value up to $150 million, 0.045 percent from $150 to $300 million, and 0.040 percent exceeding $300 million for custodial services. For the six-month periods ended December 31, 2006 and 2005, the DGO Portfolio paid $5,251 and $3,774, respectively, to Wells Fargo for services provided.

Under a distribution plan the public agency associations collectively received an annual fee of 0.100 percent of the daily net asset value of the portfolio. For the six-month periods ended December 31, 2006 and 2005, the DGO Portfolio paid $10,503 and $7,548 to the Iowa League of Cities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent on the average daily net asset value, and amounted to $2,626 and $1,887, for the six-month periods ended December 31, 2006 and December 31, 2005, respectively. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the DGO Portfolio aggregated $1,739,158,835 and $1,156,777,000, for the six-month periods ended December 31, 2006 and December 31, 2005, respectively. Proceeds from maturities of securities for the DGO Portfolio aggregated $1,735,485,000 and $1,158,273,000 for the six-month periods ended December 31, 2006 and December 31, 2005, respectively.

(3) PARTICIPANT CONCENTRATION

As of December 31, 2006, two participants hold all outstanding units of the DGO Portfolio.


Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Financial Highlights (unaudited)

                                         Six Months Ended
                                           December 31,              Year Ended June 30,
                                              2006       --------------------------------------------
                                           (unaudited)     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.000      $1.000   $1.000   $1.000   $1.000   $1.000
Net Investment Income                          0.460       0.035    0.015    0.005    0.009    0.018
Dividends Distributed                         (0.460)     (0.035)  (0.015)  (0.005)  (0.009)  (0.018)
                                         ------------------------------------------------------------
Net Asset Value, End of Period                $1.000      $1.000   $1.000   $1.000   $1.000   $1.000

Total Return                                   2.35% *     3.58%    1.54%    0.53%    0.91%    1.85%
Ratio of Expenses to Average Net Assets        0.51% **    0.51%    0.50%    0.51%    0.58%    0.58%
Ratio of Net Income to Average Net Assets      4.64% **    3.58%    1.39%    0.53%    0.92%    1.79%
Net Assets, End of Period (000 Omitted)      $21,874     $16,949  $14,796  $37,532  $52,291  $66,461

* Not Annualized
** Annualized


See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
Additional Information (unaudited)
December 31, 2006

Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006. The table illustrates your fund's costs in two ways:

     1. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     2. Based on hypothetical 5 percent return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement dated October 30, 2006.

                                        Beginning        Ending       Expenses Paid   Annualized
                                      Account Value  Account Value    During Period*    Expense
Example                                 7/1/2006      12/31/2006  7/1/06 to 12/31/06    Ratio
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return
  IPAIT Diversified Fund                $1,000.00      $1,024.31         $2.45           0.48%
  IPAIT DGO Fund                        $1,000.00      $1,023.54         $2.60           0.51%
Based on Hypothetical 5 Percent Return
  IPAIT Diversified Fund                $1,000.00      $1,022.79         $2.45           0.48%
  IPAIT DGO Fund                        $1,000.00      $1,022.63         $2.60           0.51%

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Iowa Public Agency Investment Trust
Additional Information (unaudited) (continued)
December 31, 2006

Fees and Expenses
All fees are calculated by basis points per net assets

------------------------------------------------------------------------------
Entity                   Fee Type                     Fee
------------------------------------------------------------------------------
WB Capital Management    Adviser             0.120% up to $100MM;
                                             0.095% on $100 - $250MM;
                                             0.070% on assets exceeding $250MM
------------------------------------------------------------------------------
WB Capital Management    Administrator       0.130% up to $100MM;
                                             0.120% on $100 - $250MM;
                                             0.100% on assets exceeding $250MM
------------------------------------------------------------------------------
WB Capital Management   Program Support      0.080%
------------------------------------------------------------------------------
Sponsoring              Sponsoring           0.100%
Associations*           Associations
------------------------------------------------------------------------------
Wells Fargo             Custody               0.050% up to $150MM;
                                              0.045% on $150 - $300MM;
                                              0.040% on assets exceeding $300MM
------------------------------------------------------------------------------
Administration     Other fees & expenses      0.025%
 Fund
------------------------------------------------------------------------------

*Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For the six-month period ended December 31, 2006 actual expenses for the IPAIT Diversified Fund and the DGO Fund were 0.48 percent and 0.51 percent, respectively, based on a sliding fee scale.

Actual:

For the six-month period ended December 31, 2006, the following actual expenses were incurred by the Funds:

                                   Diversified            DGO
                                   -----------            ---
Adviser                              $124,114           $12,603
Administrator                         146,277            13,654
Program Support                        94,596             8,402
Distribution                          118,244            10,503
Custody                                56,988             5,251
Other fees and expenses                29,562             2,626
                                   -----------         ---------
Total                                $569,781           $53,039

Iowa Public Agency Investment Trust
Additional Information (unaudited)(continued)
December 31, 2006

Statement of Additional Information (SAI)

The SAI has additional information about the Funds' Trustees and is available without charge, upon request, by calling 800-872-4024.

Schedule of Portfolio Holdings

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington, DC 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024. Portfolio holdings are also available monthly on the IPAIT website, www.IPAIT.org.

Proxy Voting

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investments for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington, DC 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

Other Information

Units of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

Annual Approval
of the Investment Adviser Agreement
by the Board of Trustees

Every year the Board considers the renewal of IPAIT's investment management agreement (the "IM Agreement") and throughout each year, reviews and evaluates the performance of and services provided by WB Capital Management Inc. (f/k/a Investors Management Group, Ltd.) ("WB Capital" or the "Investment Adviser"). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided. Among the matters considered throughout the year are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the approval of the IM Agreement at two meetings in the second half of 2006. The first consideration was at its meeting on August 30, 2006. At that meeting the IM Agreement which had been previously approved by shareholders at the special meeting on December 9, 2005 was reviewed and discussed in connection with a review of all of IPAIT's service providers. This IM Agreement was to terminate as of December 31, 2006. At that meeting the Board of Trustees tabled the approval and continuation of the IM Agreement for the period after December 31, 2006 in consideration of further negotiation between the parties on fees. At the October 26, 2006 meeting the Board reviewed and approved the continuation of the IM Agreement for 2007, but with a fee reduction. The Board of Trustees also approved a fee reduction with another service provider.

In the period prior to and at the Board meetings, the Board considered a wide range of information provided by WB Capital and the Board requested and received materials specifically relating to IPAIT, the IM Agreement and WB Capital. These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the WB Capital management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and observed or concluded that:

o the expectation that the operation of WB Capital and IPAIT's day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future;

o WB Capital and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process will remain unchanged;

o WB Capital will have access to the resources and personnel of West Bancorporation and its other subsidiaries;

Annual Approval
of the Investment Adviser Agreement
by the Board of Trustees (continued)

o    the financial viability of WB Capital will remain unchanged;

o the terms of the IM Agreement were the same as those of the previous IM agreement, except for the fee reduction;

o the nature, extent and quality of the services that WB Capital provided were reasonable and appropriate;

o the investment performance of IPAIT over various periods was comparable to other similarly situated public money funds;

o the advisory fee rate payable to WB Capital by IPAIT and by other client accounts managed by WB Capital as proposed was a reduction from previous fees and was reasonable;

o the total expense ratio of IPAIT compared to similar funds managed by other advisers was reasonable;

o compensation payable by IPAIT to WB Capital for other services was reasonable;

o the profitability of the IM Agreement to WB Capital compared to the profitability of the prior agreements when WB Capital was owned by AMCORE and the projected profitability of the New IM Agreement to West Bancorporation had declined substantially;

o    economies of scale would be realized from the fee structure as IPAIT grows.

The Board considered the level and depth of knowledge of WB Capital. In evaluating the quality of services provided by WB Capital, the Board took into account its familiarity with WB Capital's management through board meetings, conversations and reports since IPAIT's inception.

In considering the approval of the new Investment Management Agreement, the Board did not identify any single factor as controlling. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board unanimously approved the IM Agreement for the period commencing January 1, 2007 and ending December 31, 2007.

                                BOARD OF TRUSTEES
Tom Hanafan, Mayor, Council Bluffs,        Craig Hall, Manager, Brooklyn
Chair and Trustee                          Municipal Utility, Trustee
Dianne Kiefer, Treasurer, Wapello          Jody Smith, Director of
County, Vice Chair and Trustee             Administrative Services, City of
Leon Rodas, General Manager, Spencer       West Des Moines, Trustee
Municipal Utility, Second Vice Chair       Bob Haug, Executive Director, Iowa
and Trustee                                Association of Municipal Utilities,
Don Kerker, Director of Finance            Ex-Officio Member and Secretary
and Administrative Services,               Thomas Bredeweg, Executive Director,
Muscatine Power and Water, Trustee         Iowa League of Cities, Ex-Officio
Richard heidloff, Treasurer, Lyon          Member and Treasurer
County, Trustee                            William Peterson, Executive Director,
Floyd Magnusson, Supervisor,               Iowa State Association of Counties,
Webster County, Trustee                    Ex-Officio Member and Assistant
Susan Vavroch, City Treasurer,
Cedar Rapids, Trustee


The Board of Trustees are not compensated for Board service. Expenses incurred in attending meetings are paid by the Trust.


                                SERVICE PROVIDERS

Administrator-Investment                    Custodian:
Adviser-Program Support:                    Wells Fargo Bank, N.A.
WB Capital Management Inc.                  MAC N8200-034
1415 28th Street, Suite 200                 666 Walnut Street, P.O. Box 837
West Des Moines, IA  50266-1461             Des Moines, IA  50304-0837

Legal Counsel:                              Independent Registered Public
Ahlers & Cooney, P.C.                       Accounting Firm:
100 Court Avenue, Suite 600                 KPMG LLP
Des Moines, IA  50309                       2500 Ruan Canter
                                            Des Moines, IA  50309



                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                  www.IPAIT.org
                           1415 28th Street, Suite 200
                         West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.
(C) NA
(D) NOT APPLICABLE.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. (a)(2) Donald W. Kerker is the independent director named as the only audit committee financial expert.

ITEM 4. NOT APPPLICABLE.


(b)NOT APPPLICABLE.
(c)NOT APPPLICABLE.
(D)NOT APPLICABLE.
(E)NOT APPLICABLE.
(F)NOT APPLICABLE.
(G)NOT APPLICABLE.
(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. Not Applicable.
ITEM 10. Submission of matters to a vote of security holders. NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.
(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 28, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
   --------------------------------------------------
Tom Hanafan, Chair and Trustee


Date: February 28, 2007


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
---------------------------------------------------------
Jeff Lorenzen, Chief Executive Officer, February 28, 2007



/s/ Amy Mitchell
---------------------------------------------------------
Amy Mitchell, Chief Financial Officer, February 28, 2007